Expense Example - Class A Class C and Institutional Class - Inverse Emerging Markets 2x Strategy Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years
USD ($)	655	1,032	1,433	2,551	369	826	1,410	2,993